EQUITY	12 Months Ended
Mar. 31, 2016
Equity [Abstract]
EQUITY

14. EQUITY

Under the Companies Act of Japan (the Companies Act), the entire amount paid in for the shares is principally required to be capitalized as stated capital, although Kyocera Corporation may, by resolution of its Board of Directors, capitalize an amount not exceeding one-half of the amount paid in for the shares as additional paid-in capital.

The Companies Act requires a domestic company to appropriate as legal reserve or additional paid-in capital, an amount equal to 10% of the amount paid out for dividends until the sum of the legal reserve and additional paid-in capital equals 25% of its stated capital. The legal reserve and additional paid-in capital, which could be decreased due to shareholder actions, may be transferred to stated capital or used to reduce a deficit principally. The appropriated legal reserve at March 31, 2016 included in retained earnings was ¥19,276 million.

The Companies Act does not permit any payment of dividends in connection with repurchased treasury stock. Kyocera repurchased treasury stock mainly for the expeditious execution of capital strategies in the future, which are restricted as to the payment of cash dividends. The amount of statutory retained earnings of Kyocera Corporation available for the payment of dividends to shareholders at March 31, 2016 was ¥859,594 million.

Based on a resolution to undertake a stock split at the meeting of the Board of Directors held on August 28, 2013, Kyocera Corporation undertook a stock split at the ratio of two-for-one of all common stock on October 1, 2013, and based on a resolution at the meeting of the Board of Directors held on January 29, 2014 to retire treasury stock pursuant to Article 178 of the Companies Act of Japan, Kyocera Corporation retired 5,000,000 shares of its common stock held as treasury stock on February 12, 2014.

The accompanying consolidated financial statements for the year ended March 31, 2016 do not include any provision for the year-end dividend of ¥50 per share aggregating ¥18,343 million payable on June 27, 2016 which was approved by the shareholders at the shareholder’s meeting held on June 24, 2016.

Kyocera’s equity in retained earnings or deficits of affiliates and an unconsolidated subsidiary accounted for by the equity method of accounting aggregating ¥(1,977) million at March 31, 2016 was included in retained earnings.

Changes in accumulated other comprehensive income are as follows:

	Net Unrealized Gains on Securities	Net Unrealized Losses on Derivative Financial Instruments	Pension Adjustments	Foreign Currency Translation Adjustments	Total Accumulated Other Comprehensive Income
	(Yen in millions)
Balance at March 31, 2013	¥135,248	¥(68)	¥(23,415)	¥(61,627)	¥50,138
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	160,366	(488)	3,402	40,214	203,494
Amounts reclassified from accumulated other comprehensive income	(1,831)	296	(1,079)	—	(2,614)

Other comprehensive income (loss), net	158,535	(192)	2,323	40,214	200,880

Equity transactions with noncontrolling interests	—	0	(9)	(46)	(55)

Balance at March 31, 2014	293,783	(260)	(21,101)	(21,459)	250,963
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	174,548	(353)	(5,978)	52,179	220,396
Amounts reclassified from accumulated other comprehensive income	(490)	241	(1,305)	(28)	(1,582)

Other comprehensive income (loss), net	174,058	(112)	(7,283)	52,151	218,814

Equity transactions with noncontrolling interests	—	0	(68)	(36)	(104)

Balance at March 31, 2015	467,841	(372)	(28,452)	30,656	469,673
Other comprehensive income (loss), net
Other comprehensive income (loss) before reclassifications	63,339	(174)	(13,388)	(34,907)	14,870
Amounts reclassified from accumulated other comprehensive income	(13,990)	58	(789)	(13)	(14,734)

Other comprehensive income (loss), net	49,349	(116)	(14,177)	(34,920)	136

Equity transactions with noncontrolling interests	—	0	(19)	13	(6)

Balance at March 31, 2016	¥517,190	¥(488)	¥(42,648)	¥(4,251)	¥469,803

Tax effects allocated to each component of other comprehensive income (loss) and adjustments, excluding amounts attributable to noncontrolling interests, are as follows:

	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
	(Yen in millions)
For the year ended March 31, 2014:
Net unrealized gains on securities:
Amount arising during the year	¥250,322	¥(89,956)	¥160,366
Reclassification adjustments for gains and losses realized in net income	(2,861)	1,030	(1,831)

Net change for the year	247,461	(88,926)	158,535
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(692)	204	(488)
Reclassification adjustments for gains and losses realized in net income	370	(74)	296

Net change for the year	(322)	130	(192)
Pension adjustments:
Amount arising during the year	5,341	(1,939)	3,402
Reclassification adjustments for gains and losses realized in net income	(1,746)	667	(1,079)

Net change for the year	3,595	(1,272)	2,323
Foreign currency translation adjustments	40,214	—	40,214

Other comprehensive income (loss)	¥290,948	¥(90,068)	¥200,880

For the year ended March 31, 2015:
Net unrealized gains on securities:
Amount arising during the year	¥272,884	¥(98,336)	¥174,548
Reclassification adjustments for gains and losses realized in net income	(510)	20	(490)

Net change for the year	272,374	(98,316)	174,058
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(469)	116	(353)
Reclassification adjustments for gains and losses realized in net income	304	(63)	241

Net change for the year	(165)	53	(112)
Pension adjustments:
Amount arising during the year	(6,885)	907	(5,978)
Reclassification adjustments for gains and losses realized in net income	(2,190)	885	(1,305)

Net change for the year	(9,075)	1,792	(7,283)
Foreign currency translation adjustments:
Amount arising during the year	52,179	—	52,179
Reclassification adjustments for gains and losses realized in net income	(28)	—	(28)

Net change for the year	52,151	—	52,151

Other comprehensive income (loss)	¥315,285	¥(96,471)	¥218,814

For the year ended March 31, 2016:
Net unrealized gains on securities:
Amount arising during the year	¥92,042	¥(28,703)	¥63,339
Reclassification adjustments for gains and losses realized in net income	(20,572)	6,582	(13,990)

Net change for the year	71,470	(22,121)	49,349
Net unrealized losses on derivative financial instruments:
Amount arising during the year	(250)	76	(174)
Reclassification adjustments for gains and losses realized in net income	85	(27)	58

Net change for the year	(165)	49	(116)
Pension adjustments:
Amount arising during the year	(19,854)	6,466	(13,388)
Reclassification adjustments for gains and losses realized in net income	(1,543)	754	(789)

Net change for the year	(21,397)	7,220	(14,177)
Foreign currency translation adjustments:
Amount arising during the year	(34,907)	—	(34,907)
Reclassification adjustments for gains and losses realized in net income	(13)	—	(13)

Net change for the year	(34,920)	—	(34,920)

Other comprehensive income (loss)	¥14,988	¥(14,852)	¥136

The amounts reclassified out of accumulated other comprehensive income and the affected line items in the consolidated statements of income for the year ended March 31, 2015 are as follows:

Amounts in parentheses indicate gains in the consolidated statements of income.

Details about accumulated other comprehensive income components	Affected line items	For the year ended March 31, 2015
		(Yen in millions)
Net unrealized gains (losses) on securities:
Sales of securities, and others	Other, net	¥(510)

	Income before income taxes	(510)
	Income taxes	20

	Net income	(490)
	Net income attributable to noncontrolling interests	—

	Net income attributable to shareholders of Kyocera Corporation	(490)

Net unrealized gains (losses) on derivative financial Instruments:
Foreign currency forward contracts and interest rate swaps	Net sales	(1,111)
	Cost of sales	1,433
	Foreign currency transaction gains, net	(24)
	Other, net	88

	Income before income taxes	386
	Income taxes	(76)

	Net income	310
	Net income attributable to noncontrolling interests	(69)

	Net income attributable to shareholders of Kyocera Corporation	241

Pension adjustments:
Amortization of prior service cost and recognized actuarial loss	*	(2,121)

	Income before income taxes	(2,121)
	Income taxes	886

	Net income	(1,235)
	Net income attributable to noncontrolling interests	(70)

	Net income attributable to shareholders of Kyocera Corporation	(1,305)

Foreign currency translation adjustments:
Sale of an investment in an affiliate, and others	Other, net	(28)

	Income before income taxes	(28)
	Income taxes	—

	Net income	(28)
	Net income attributable to noncontrolling interests	—

	Net income attributable to shareholders of Kyocera Corporation	(28)

Total reclassifications for the period		¥(1,582)

The amounts reclassified out of accumulated other comprehensive income and the affected line items in the consolidated statements of income for the year ended March 31, 2016 are as follows:

Amounts in parentheses indicate gains in the consolidated statements of income.

Details about accumulated other comprehensive income components	Affected line items	For the year ended March 31, 2016
		(Yen in millions)
Net unrealized gains (losses) on securities:
Sales of securities, and others	Gains on sales of securities, net	¥(20,350)
	Other, net	(304)

	Income before income taxes	(20,654)
	Income taxes	6,608

	Net income	(14,046)
	Net income attributable to noncontrolling interests	56

	Net income attributable to shareholders of Kyocera Corporation	(13,990)

Net unrealized gains (losses) on derivative financial Instruments:
Foreign currency forward contracts and interest rate swaps	Net sales	(101)
	Cost of sales	95
	Foreign currency transaction gains, net	3
	Other, net	87

	Income before income taxes	84
	Income taxes	(27)

	Net income	57
	Net income attributable to noncontrolling interests	1

	Net income attributable to shareholders of Kyocera Corporation	58

Pension adjustments:
Amortization of prior service cost and recognized actuarial loss	*	(1,435)

	Income before income taxes	(1,435)
	Income taxes	755

	Net income	(680)
	Net income attributable to noncontrolling interests	(109)

	Net income attributable to shareholders of Kyocera Corporation	(789)

Foreign currency translation adjustments:
Liquidation of subsidiaries	Other, net	(13)

	Income before income taxes	(13)
	Income taxes	—

	Net income	(13)
	Net income attributable to noncontrolling interests	—

	Net income attributable to shareholders of Kyocera Corporation	(13)

Total reclassifications for the period		¥(14,734)

*	As for the affected line items in the consolidated statements of income by reclassification of pension adjustments, please refer to the Note 11 to the Consolidated Financial Statements.